Document and Entity Information	Apr. 20, 2020
Cover [Abstract]
Entity Registrant Name	CAMPBELL SOUP CO
Amendment Flag	false
Entity Central Index Key	0000016732
Document Type	8-K
Document Period End Date	Apr. 20, 2020
Entity Incorporation State Country Code	NJ
Entity File Number	1-3822
Entity Tax Identification Number	21-0419870
Entity Address, Address Line One	One Campbell Place
City Area Code	Camden, New Jersey
Entity Address, City or Town	Camden
Entity Address, State or Province	NJ
Local Phone Number	08103-1799
Entity Address, Postal Zip Code	08103
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Capital Stock, par value $.0375
Trading Symbol	CPB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false